Class A, B, C and Y | INVESCO HIGH YIELD MUNICIPAL FUND
Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- INVESCO HIGH YIELD MUNICIPAL FUND} - Class A, B, C and Y - INVESCO HIGH YIELD MUNICIPAL FUND	Class A		Class B	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none
[1]	A contingent deferred sales charge may apply in some cases. See "Shareholder Account Information-Contingent Deferred Sales Charges (CDSC)."

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {- INVESCO HIGH YIELD MUNICIPAL FUND} - Class A, B, C and Y - INVESCO HIGH YIELD MUNICIPAL FUND	Class A	Class B	Class C	Class Y
Management Fees	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.99%	none
Other Expenses	0.10%	0.10%	0.10%	0.10%
Interest	0.07%	0.07%	0.07%	0.07%
Total Other Expenses	0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	0.93%	0.93%	1.67%	0.68%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example {- INVESCO HIGH YIELD MUNICIPAL FUND} - Class A, B, C and Y - INVESCO HIGH YIELD MUNICIPAL FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	516	709	918	1,519
Class B	595	596	715	1,143
Class C	270	526	907	1,976
Class Y	69	218	379	847

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption {- INVESCO HIGH YIELD MUNICIPAL FUND} - Class A, B, C and Y - INVESCO HIGH YIELD MUNICIPAL FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	516	709	918	1,519
Class B	95	296	515	1,143
Class C	170	526	907	1,976
Class Y	69	218	379	847

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities at the time of investment. The policy stated in the foregoing sentence is a fundamental policy of the Fund and may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

Municipal securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax, at the time of issuance, in the opinion of bond counsel or other counsel to the issuers of such securities.

The principal types of municipal debt securities purchased by the Fund are revenue obligations and general obligations. To meet its investment objective, the Fund invests in different types of general obligation and revenue obligation securities, including fixed and variable rate securities, municipal notes, variable rate demand notes, municipal leases, custodial receipts, and participation certificates. The Fund may invest in these and other types of municipal securities. Under normal market conditions, the Fund invests primarily in municipal securities classified as revenue bonds.

Invesco Advisers, Inc. (Invesco or the Adviser) generally seeks to achieve the Fund’s investment objective by investing at least 75% of its net assets in higher yielding municipal securities, specifically medium- and lower-grade municipal securities. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Ratings Services (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. Medium- and lower-grade municipal securities are securities rated by S&P or Fitch, Inc. (Fitch) as BBB+ through D (inclusive) for bonds or SP-2 or lower for notes; by Moody’s as Baa1 through D (inclusive) for bonds or MIG3 or VMIG3 or lower for notes; or unrated municipal securities determined by the Adviser to be of comparable quality, each at the time of purchase. Medium- and lower-grade securities are, therefore, inclusive of some securities rated investment grade. Securities rated below investment grade are commonly referred to as junk bonds.

At times, the market conditions in the municipal securities markets may be such that the Adviser may invest in higher-grade issues, particularly when the difference in returns between quality classifications is very narrow or when the Adviser expects interest rates to increase. Higher-grade securities are securities that are rated higher than medium- or lower-grade securities by Moody’s, S&P, or Fitch, or considered by the Adviser to be of comparable quality, including municipal securities rated A-, SP-1 or higher by S&P or rated A3, MIG2, VMIG2 or higher by Moody’s and in tax-exempt commercial paper rated A-3 or higher by S&P or rated P-3 or higher by Moody’s or in unrated securities determined by the Adviser to be of comparable quality.

The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.

The Fund has no policy limiting its investments in municipal securities whose issuers are located in the same state. However, it is not the present intention of the Fund to invest more than 25% of the value of its net assets in issuers located in the same state.

The Fund may from time to time invest temporarily up to 20% of its net assets in taxable securities of at least comparable quality to the municipal securities in which the Fund invests. Under normal market conditions, the Fund may invest all or a substantial portion of its assets in municipal securities that are subject to the federal alternative minimum tax. From time to time, the Fund temporarily may invest up to 10% of its net assets in tax exempt money market funds and such instruments will be treated as investments in municipal securities.

The Fund may invest up to 15% of its net assets in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.

The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that a Fund buys or sells a security with payment and delivery taking place in the future.

The Fund can invest in inverse floating rate municipal obligations issued in connection with tender option bond programs to generate leverage.

The Fund can invest in derivative instruments, including futures contracts and swap contracts.

The Fund can use futures contracts, including Treasury futures, to gain or reduce exposure to certain asset classes.

The Fund can use swap contracts, including interest rate swaps, to hedge its exposure to interest rates.

The Adviser buys and sells securities for the Fund’s portfolio with a view towards seeking a high level of interest income exempt from federal income tax and selects securities that the Adviser believes entail reasonable credit risk considered in relation to the investment policies of the Fund. As a result, the Fund will not necessarily invest in the highest yielding municipal securities permitted by its investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject the Fund’s portfolio to undue risk.

Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning, and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Alternative Minimum Tax Risk. All or a portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Inverse Floating Rate Obligations Risk. Inverse floating rate obligations, including tender option bonds, may be subject to greater price volatility than a fixed income security with similar qualities. When short-term interest rates rise, they may decrease in value and produce less or no income. Additionally, these securities may lose some or all of their principal and, in some cases, the Fund could lose money in excess of its investment. Similar to derivatives, inverse floating rate obligations have the following risks: counterparty, leverage, correlation, liquidity, market, interest rate, and management risks.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Medium- and Lower-Grade Municipal Securities Risk. Securities which are in the medium- and lower-grade categories generally offer higher yields than are offered by higher-grade securities of similar maturity, but they also generally involve more volatility and greater risks, such as greater credit risk, market risk, liquidity risk, management risk, and regulatory risk. Furthermore, many medium- and lower-grade securities are not listed for trading on any national securities exchange and many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. As a result, the Fund’s portfolio may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests solely in higher-grade securities. Unrated securities are usually not as attractive to as many buyers as are rated securities, a factor which may make unrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets. Investors should carefully consider the risks of owning shares of a Fund which invests in medium- and lower-grade municipal securities before investing in the Fund.

Municipal Issuer Focus Risk. The Fund generally considers investments in municipal securities not to be subject to industry concentration policies (issuers of municipal securities as a group is not an industry) and the Fund may invest in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences. As the similarity in issuers increases, the potential for fluctuation in the Fund’s net asset value also increases.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.

When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.

Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark and a style specific benchmark. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's and Van Kampen High Yield Municipal Fund's (the predecessor fund's) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares' returns of the Fund will be different from the predecessor fund as they have different expenses. Predecessor fund performance for Class A and Class B shares has been restated to reflect the Fund's applicable sales charge.

Updated performance information is available on the Fund's website at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A year-to-date (ended March 31, 2015): 2.25% Best Quarter (ended September 30, 2009): 14.93% Worst Quarter (ended December 31, 2008): -18.08%
Average Annual Total Returns (for the period ended December 31, 2014)
Average Annual Total Returns {- INVESCO HIGH YIELD MUNICIPAL FUND} - Class A, B, C and Y - INVESCO HIGH YIELD MUNICIPAL FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A:	11.61%	6.86%	4.72%		Jan. 02, 1986
Class A: | Return After Taxes on Distributions	11.61%	6.86%	4.72%		Jan. 02, 1986
Class A: | Return After Taxes on Distributions and Sale of Fund Shares	9.01%	6.62%	4.86%		Jan. 02, 1986
Class B:	11.62%	7.40%	4.73%		Jul. 20, 1992
Class C:	14.75%	7.01%	4.41%		Dec. 10, 1993
Class Y:	16.94%	8.07%		5.11%	Mar. 01, 2006
S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)	14.60%	8.95%	5.75%
S&P Municipal Bond Blended High Yield 80% Investment Grade 20% Index (reflects no deduction for fees, expenses or taxes)	13.44%	8.18%	5.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.